Material Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies [Line Items]
Eligible employees, percentage	100.00%
Employee contribution		$ 62	$ 11
Employee contributions period		50 years
Employee contributions percentage		3.00%
Net amounts		$ 8,495	$ 7,577
Amortization costs		51
Bottom of range [member]
Material Accounting Policies [Line Items]
Employee contribution		22,500
Top of range [member]
Material Accounting Policies [Line Items]
Employee contribution		$ 30,000